Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule Of Inventory Reserves	2020 2019Inventory reserves at beginning of year $ 550 $ 982 Impairment charges - 6 Write down of impaired inventories - (438)Disposal of inventory (550) -Inventory reserves at end of year $ - $ 550